Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 579,283	$ 50,026
Accounts receivable, net	372,922	963,771
Prepaid expenses and other current assets	443,410	1,246,555
Total Current Assets	1,395,615	2,260,352
OTHER ASSETS:
Security deposit	94,000	76,500
Property and equipment, net	598,807	240,406
Right of use assets, net	1,445,274	1,750,430
Total Other Assets	2,138,081	2,067,336
TOTAL ASSETS	3,533,696	4,327,688
CURRENT LIABILITIES:
Convertible notes payable, net of put premium of $0 and $385,385 and debt discounts of $83,548 and $2,210,950, respectively	979,216	3,634,344
Notes payable, current portion, net of debt discount of $0 and $762,112, respectively	3,919,544	2,425,003
Note payable - related party	500,000	500,000
Accounts payable	1,104,263	1,517,082
Accrued expenses	424,595	627,990
Insurance payable	1,985,893	2,948,261
Contingency liabilities	3,311,272	440,000
Lease liabilities, current portion	380,843	333,126
Derivative liability	4,181,187	2,135,939
Due to related parties	297,692	325,445
Accrued compensation and related benefits	922,396	886,664
Total Current Liabilities	18,006,901	15,773,854
LONG-TERM LIABILITIES:
Notes payable, net of current portion	437,594
Lease liabilities, net of current portion	1,102,617	1,440,258
Total Long-term Liabilities	1,540,211	1,440,258
Total Liabilities	19,547,112	17,214,112
Commitments and Contingencies (See Note 9)
SHAREHOLDERS' DEFICIT:
Common stock, par value $0.001 per share; 4,000,000,000 shares authorized; 1,733,847,494 and 11,832,603 shares issued and outstanding at December 31, 2020 and 2019, respectively	1,733,848	11,833
Common stock issuable, par value $0.001 per share; 0 and 25,000 shares		25
Additional paid-in capital	104,872,991	47,715,878
Accumulated deficit	(122,621,060)	(60,615,860)
Total Shareholders' Deficit	(16,013,416)	(12,886,424)
Total Liabilities and Shareholders' Deficit	3,533,696	4,327,688
Series B Convertible Preferred Stock [Member] [Member]
SHAREHOLDERS' DEFICIT:
Preferred stock, par value $0.001; authorized 10,000,000 shares:	700	1,700
Series C Preferred Stock [Member]
SHAREHOLDERS' DEFICIT:
Preferred stock, par value $0.001; authorized 10,000,000 shares:
Series D Preferred Stock [Member]
SHAREHOLDERS' DEFICIT:
Preferred stock, par value $0.001; authorized 10,000,000 shares:
Total Shareholders' Deficit
Series E Preferred Stock [Member]
SHAREHOLDERS' DEFICIT:
Preferred stock, par value $0.001; authorized 10,000,000 shares:	1,056
Total Shareholders' Deficit	$ 105